REVENUE (Schedule of Contract Liabilities on Uncompleted Contracts) (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
REVENUES:
Billings and/or cash receipts on uncompleted contracts	$ 2,530,216	$ 2,978,007	$ 35,665
Less: costs and estimated earnings recognized	(2,364,183)	(2,268,454)
Contract liabilities	$ 166,033	$ 709,553	$ 8,661